CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA	930,274	$41,610,353	(a)(b)

CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 2.1%
Compass Group PLC	4,580,329	107,346,691	(b)

Specialty Retail - 1.6%
Industria de Diseno Textil SA	3,247,004	78,859,866	(b)

Textiles, Apparel & Luxury Goods - 7.3%
adidas AG	333,857	57,754,455	(b)
Burberry Group PLC	2,148,258	47,226,390	(b)
Dr. Martens PLC	5,262,470	16,707,147	(b)
EssilorLuxottica SA	530,556	83,181,884	(b)
LVMH Moet Hennessy Louis Vuitton SE	237,140	164,659,302	(b)

Total Textiles, Apparel & Luxury Goods		369,529,178

TOTAL CONSUMER DISCRETIONARY		555,735,735

CONSUMER STAPLES - 13.0%
Beverages - 3.1%
Diageo PLC	3,335,400	158,004,109	(b)

Food & Staples Retailing - 0.2%
Ocado Group PLC	1,161,016	11,935,547	*(b)

Food Products - 4.3%
Nestle SA, Registered Shares	1,767,029	216,509,288	(b)

Personal Products - 5.4%
Haleon PLC	16,731,887	59,457,437	*
L’Oreal SA	404,113	152,777,923	(b)
Shiseido Co. Ltd.	1,455,567	59,872,205	(b)

Total Personal Products		272,107,565

TOTAL CONSUMER STAPLES		658,556,509

ENERGY - 3.4%
Energy Equipment & Services - 1.9%
Schlumberger NV	2,567,751	95,083,820

Oil, Gas & Consumable Fuels - 1.5%
Suncor Energy Inc.	2,219,598	75,329,920

TOTAL ENERGY		170,413,740

FINANCIALS - 12.1%
Banks - 4.0%
BNP Paribas SA	1,921,748	90,797,455	(b)

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
Canadian Imperial Bank of Commerce	744,274	$37,651,064	(a)
Intesa Sanpaolo SpA	41,687,236	74,028,646	(b)

Total Banks		202,477,165

Capital Markets - 5.3%
3i Group PLC	3,396,018	52,766,489	(b)
Deutsche Boerse AG	450,219	78,592,646	(b)
London Stock Exchange Group PLC	1,411,817	137,783,018	(b)

Total Capital Markets		269,142,153

Insurance - 2.8%
AIA Group Ltd.	14,011,395	140,767,589	(b)

TOTAL FINANCIALS		612,386,907

HEALTH CARE - 16.0%
Biotechnology - 1.3%
Argenx SE, ADR	137,927	50,234,393	*
Zai Lab Ltd., ADR	359,885	14,586,139	*

Total Biotechnology		64,820,532

Health Care Equipment & Supplies - 6.0%
Alcon Inc.	1,098,393	86,448,056	(b)
Hoya Corp.	802,630	80,416,820	(b)
Olympus Corp.	5,443,230	116,496,957	(b)
Straumann Holding AG, Registered Shares	166,833	22,564,247	(b)

Total Health Care Equipment & Supplies		305,926,080

Life Sciences Tools & Services - 2.8%
ICON PLC	580,649	140,081,571	*

Pharmaceuticals - 5.9%
Daiichi Sankyo Co., Ltd.	1,384,000	36,696,367	(b)
Novo Nordisk A/S, Class B Shares	1,084,625	126,330,459	(b)
Roche Holding AG	414,184	137,510,959	(b)

Total Pharmaceuticals		300,537,785

TOTAL HEALTH CARE		811,365,968

INDUSTRIALS - 17.7%
Aerospace & Defense - 1.7%
Airbus SE	431,181	46,490,676	(b)
CAE Inc.	1,411,308	37,339,514	*

Total Aerospace & Defense		83,830,190

Commercial Services & Supplies - 1.5%
Rentokil Initial PLC	11,752,066	77,598,483	(b)

Electrical Equipment - 0.8%
Nidec Corp.	582,202	40,459,580	(b)

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 3.3%
Atlas Copco AB, Class A Shares	7,984,948	$93,338,992	(b)
Sandvik AB	4,046,260	74,557,172	(b)

Total Machinery		167,896,164

Professional Services - 6.0%
Recruit Holdings Co., Ltd	2,711,128	101,323,143	(b)
RELX PLC	883,000	26,145,161	(b)
Teleperformance	263,099	87,980,644	(b)
Thomson Reuters Corp.	791,575	88,884,127

Total Professional Services		304,333,075

Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	1,980,148	156,132,555

Trading Companies & Distributors - 1.3%
Ashtead Group PLC	704,222	39,640,468	(b)
MonotaRO Co. Ltd.	1,537,986	27,461,277	(b)

Total Trading Companies & Distributors		67,101,745

TOTAL INDUSTRIALS		897,351,792

INFORMATION TECHNOLOGY - 16.0%
Electronic Equipment, Instruments & Components - 5.2%
Keyence Corp.	282,680	112,038,007	(b)
TE Connectivity Ltd.	1,133,250	151,549,522

Total Electronic Equipment, Instruments & Components		263,587,529

IT Services - 4.4%
Accenture PLC, Class A Shares	233,772	71,595,013
Adyen NV	41,330	74,343,313	*(a)(b)
Amadeus IT Group SA	1,323,209	77,156,630	*(b)

Total IT Services		223,094,956

Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	218,345	125,495,620	(b)
SolarEdge Technologies Inc.	161,999	58,340,700	*

Total Semiconductors & Semiconductor Equipment		183,836,320

Software - 2.8%
Atlassian Corp. PLC, Class A Shares	128,463	26,889,875	*
Dassault Systemes SE	606,549	26,015,928	(b)
Elastic NV	399,463	31,913,099	*
Nice Ltd., ADR	252,986	54,144,064	*

Total Software		138,962,966

TOTAL INFORMATION TECHNOLOGY		809,481,771

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2022 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 5.8%
Chemicals - 3.4%
Givaudan SA, Registered Shares		9,763	$34,127,130	(b)
Linde PLC		461,378	139,721,843	(b)

Total Chemicals			173,848,973

Construction Materials - 1.8%
CRH PLC		2,368,710	90,897,255	(b)

Metals & Mining - 0.6%
Barrick Gold Corp.		1,807,504	28,450,113

TOTAL MATERIALS			293,196,341

UTILITIES - 3.6%
Electric Utilities - 3.6%
EDP - Energias de Portugal SA		24,233,698	122,595,982	(b)
Iberdrola SA		5,548,646	59,251,109	(b)

TOTAL UTILITIES			181,847,091

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,804,857,205)			5,031,946,207

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	18,496,349	18,496,349
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	4,624,087	4,624,087	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,120,436)			23,120,436

TOTAL INVESTMENTS - 99.9% (Cost - $4,827,977,641)			5,055,066,643
Other Assets in Excess of Liabilities - 0.1%			6,951,609

TOTAL NET ASSETS - 100.0%			$5,062,018,252

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $4,624,087 and the cost was $4,624,087 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$59,457,437	$599,099,072	—	$658,556,509
Energy	170,413,740	—	—	170,413,740
Financials	37,651,064	574,735,843	—	612,386,907
Health Care	204,902,103	606,463,865	—	811,365,968
Industrials	282,356,196	614,995,596	—	897,351,792
Information Technology	394,432,273	415,049,498	—	809,481,771
Materials	28,450,113	264,746,228	—	293,196,341
Other Common Stocks	—	779,193,179	—	779,193,179

Total Long-Term Investments	1,177,662,926	3,854,283,281	—	5,031,946,207

Short-Term Investments†	23,120,436	—	—	23,120,436

Total Investments	$1,200,783,362	$3,854,283,281	—	$5,055,066,643

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$25,178,895	$260,575,566	260,575,566	$281,130,374	281,130,374	—	$45,319	—	$4,624,087

8